Capital Leases (Tables)	12 Months Ended
Dec. 31, 2012
Capital Leases [Abstract]
Annual future minimum lease payments under capital lease
Amount
2013	1,267
2014	422
Total minimum lease payments	1,689
Less: imputed interest	(92)
Present value of minimum lease payments	1,597
Current portion of capitalized lease obligations	1,182
Long-term capitalized lease obligations	$415